Consolidated and Combined Carve-Out Statements of Operations - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues, third parties		$ 97.5	$ 69.7	$ 70.8
Revenues, affiliates		214.7	220.0	232.4
Total revenues		312.2	289.7	303.2
Operating costs and expenses:
Operating costs		80.2	76.2	92.9
Depreciation and amortization		72.6	68.4	70.7
Selling, general and administrative		29.2	30.9	27.2
Loss on disposal of property, plant and equipment		0.8	0.6	0.0
Total operating expenses		182.8	176.1	190.8
Other operating income		0.0	9.3	0.0
Total operating income		129.4	122.9	112.4
Other (expense)/income:
Interest expense, including related party		(25.9)	(12.6)	(21.1)
Other finance expense		(2.2)	(2.5)	(5.3)
Net loss on foreign currency transactions		(10.7)	(24.7)	(15.3)
(Loss)/gain on derivative financial instruments		(0.1)	20.1	10.6
Total other (expense)/income		(38.9)	(19.7)	(31.1)
Income before income tax expense		90.5	103.2	81.3
Income tax expense		(17.9)	(28.2)	(24.4)
Net income		72.6	75.0	56.9
Non-controlling interest		(47.4)	(52.5)	(15.7)
Net income attributable to VTTI Energy Partners LP Owners		$ 25.2	$ 22.5	$ 41.2
Earnings per unit
Common unit - basic (in dollars per share)	[1]	$ 0.5839	$ 0.5478
Common unit - diluted (in dollars per share)	[1]	0.5811	0.5478
Subordinated unit - basic and diluted (in dollars per share)	[1]	0.5839	0.5478
General partner unit - basic and diluted (in dollars per share)	[1]	$ 0.5839	$ 0.5478

[1]	Earnings per unit information is given for the period from the date of the closing of the IPO (August 6, 2014). Earnings per unit has not been presented for any period prior to the IPO as the information is not comparable due to the change in the Partnership structure and the basis of preparation as described in note 2.